Other receivables - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
VAT recoverable	£ 2,790	£ 3,040
Prepayments	6,827	5,935
Contract assets and accrued grant income	117	176	£ 305
Accrued bank interest	569	746
Other receivables	4,594	4,721
Other receivables and contract assets	£ 14,897	£ 14,618